Stock-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2022	Dec. 23, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation	$ 11,500,000
Weighted-average period	3 years 4 months 24 days
2020 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price			$ 1.4078
2021 Equity incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock were reserved for issuance	13,000,000
Total intrinsic value of options exercised	$ 0
weighted-average grant date fair value	$ 3.78
Stock Issued During Period, Shares, Period Increase (Decrease)	3,118,949
Number of shares authorized for issuance		16,118,949
Maximum [Member] | 2020 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			2,878,138
Minimum [Member] | 2020 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			2,044,433
Minimum [Member] | 2021 Equity incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares remained available for grant	9,664,206